Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

As of February 6, 2024, we have no warrants issued and outstanding. On February 5, 2024, the fifth year anniversary of the effectiveness of Wealthbridge’s registration statement relating to its initial public offering, all the warrants issued as part of the units issued in Wealthbridge’s initial public offering and the private placement consummated simultaneously with the initial public offering expired and were cancelled pursuant to the terms of the Warrant Agreement by and between Wealthbridge and Continental Stock Transfer & Trust Company, dated February 5, 2019.

On April 8, 2024, the Company issued 403,089 Class A ordinary shares to Wolter Global Investment Limited for the achievement of earnout target.

On March 12, 2024, the Company entered into an equity purchase agreement in Hangzhou Zhange Culture Technology Co., Ltd (“Zhange”) with Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), a related party of the Company, and pursuant to the agreement, the Company shall purchase 6% equity interest of Zhange for a consideration of RMB13,500 from Qingdao LP. On March 14, 2024, the Company paid RMB13,500 to Qingdao LP.